PROPERTY AND EQUIPMENT, NET (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Disposed of property and equipment	¥ 28	¥ 43
Depreciation expenses	¥ 17,000	¥ 8,000	¥ 2,800